Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—109.0%
JAPAN—109.0%
Communication Services—6.8%
Internet Initiative Japan, Inc.	27,800	$ 519,187
Kakaku.com, Inc.	84,800	1,328,013
KDDI Corp.(a)	83,700	2,788,548
Nintendo Co. Ltd.	31,500	2,066,546
		6,702,294
Consumer Discretionary—19.9%
Denso Corp.(a)	35,600	492,650
Musashi Seimitsu Industry Co. Ltd.	40,100	787,385
Nitori Holdings Co. Ltd.	4,000	468,418
Pan Pacific International Holdings Corp.	137,400	3,825,399
Ryohin Keikaku Co. Ltd.	63,000	1,669,301
Shoei Co. Ltd.	31,300	434,092
Sony Group Corp.(a)	172,800	3,813,582
Sumitomo Electric Industries Ltd.	133,300	2,490,327
Sumitomo Forestry Co. Ltd.	12,800	437,577
Suzuki Motor Corp.	90,200	1,079,350
Toyota Motor Corp.(a)	216,500	4,106,899
		19,604,980
Consumer Staples—8.9%
Ajinomoto Co., Inc.(a)	43,800	1,755,826
Asahi Group Holdings Ltd.(a)	127,800	1,384,245
Kao Corp.	40,600	1,609,885
Lion Corp.	102,900	1,101,600
Milbon Co. Ltd.	10,900	224,046
NH Foods Ltd.	33,600	1,096,681
Seven & i Holdings Co. Ltd.	77,800	1,241,980
Suntory Beverage & Food Ltd.	3,300	102,506
Transaction Co. Ltd.	20,300	253,267
		8,770,036
Energy—0.6%
Iwatani Corp.	56,500	618,701
Financials—16.2%
Hachijuni Bank Ltd.	347,400	2,273,586
Japan Exchange Group, Inc.	24,700	260,985
Mitsubishi UFJ Financial Group, Inc.(a)	510,800	6,459,776
MS&AD Insurance Group Holdings, Inc.	102,400	2,123,151
Tokio Marine Holdings, Inc.(a)	107,700	3,552,306
Tokyo Century Corp.(a)	126,800	1,227,242
		15,897,046
Health Care—7.3%
Chugai Pharmaceutical Co. Ltd.(a)	46,000	1,983,290
Daiichi Sankyo Co. Ltd.(a)	69,300	1,932,112
Hoya Corp.(a)	20,300	2,726,003
Olympus Corp.	33,200	503,843
		7,145,248
Industrials—22.6%
Amada Co. Ltd.(a)	48,700	502,851
ANA Holdings, Inc.	23,800	446,465
Daikin Industries Ltd.(a)	5,800	681,275
DMG Mori Co. Ltd.	17,500	282,274
Fuji Electric Co. Ltd.(a)	43,400	2,067,790
Hitachi Ltd.(a)	171,600	4,314,096
ITOCHU Corp.	49,200	2,265,367
Kandenko Co. Ltd.	125,000	2,000,652
Shares		Value

Makita Corp.(a)	34,300	$ 1,014,336
Maruzen Showa Unyu Co. Ltd.	24,500	939,896
MISUMI Group, Inc.(a)	61,100	977,941
Noritake Co. Ltd.	15,400	381,706
Open Up Group, Inc.	9,400	114,194
Recruit Holdings Co. Ltd.(a)	36,400	2,540,435
SHO-BOND Holdings Co. Ltd.	22,700	735,599
SMC Corp.	1,200	454,063
Takasago Thermal Engineering Co. Ltd.	16,000	623,170
Takuma Co. Ltd.	51,000	552,036
Tokyo Metro Co. Ltd.(b)	52,300	583,979
Union Tool Co.	25,000	756,659
		22,234,784
Information Technology—20.1%
Advantest Corp.(a)	14,400	796,135
ESPEC Corp.	47,500	792,270
Ibiden Co. Ltd.(a)	17,300	507,288
Jeol Ltd.	23,500	866,106
Keyence Corp.(a)	6,600	2,842,678
Kioxia Holdings Corp.(b)	123,700	1,441,219
Kohoku Kogyo Co. Ltd.	43,600	760,618
NEC Corp.	29,500	2,925,775
Nomura Research Institute Ltd.	35,900	1,212,961
Otsuka Corp.	50,200	1,131,744
Ricoh Co. Ltd.	148,000	1,697,311
Sansan, Inc.(b)	58,000	905,385
Tokyo Electron Ltd.(a)	8,700	1,467,550
Tri Chemical Laboratories, Inc.	33,200	690,224
Yokogawa Electric Corp.	36,900	809,996
Zuken, Inc.	27,900	878,497
		19,725,757
Materials—4.0%
Mitsubishi Gas Chemical Co., Inc.	59,900	1,046,812
Nippon Paint Holdings Co. Ltd.(a)	167,900	1,057,988
Shin-Etsu Chemical Co. Ltd.(a)	59,200	1,835,331
		3,940,131
Real Estate—2.6%
JSB Co. Ltd.	23,400	480,024
Tokyu Fudosan Holdings Corp.(a)	329,000	2,112,405
		2,592,429
Total Japan		107,231,406
Total Common Stocks		107,231,406
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(c)	39,221	39,221
Total Short-Term Investment		39,221
Total Investments (Cost $94,953,185)—109.1%		107,270,627
Liabilities in Excess of Other Assets—(9.1%)		(8,905,842)
Net Assets—100.0%		$98,364,785

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	The rate shown is the 7 day yield as of January 31, 2025.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
2